Leases - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Operating Lease [Abstract]
Opening balance	$ 11,618	$ 14,038
Additions to right-of-use assets	7,530	1,891
Acquisitions through business combination (refer note 7(b) and 7(c))	202
Derecognition of right-of-use assets	(1,245)	(876)
Depreciation charged during the year	(3,220)	(3,064)	$ (4,333)
Effect of movements in foreign exchange rates	(954)	(371)
Closing Balance	$ 13,931	$ 11,618	$ 14,038